Description of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation
Description of Business
Exicure is a clinical-stage biotechnology company developing gene regulatory and immuno-oncology therapeutics based on the Company’s proprietary Spherical Nucleic Acid (“SNA”) technology. We believe the design of the Company’s SNAs gives rise to chemical and biological properties that may provide advantages over other nucleic acid therapeutics and enable therapeutic activity outside of the liver. The Company intends to build a leading nucleic acid therapeutics company focused on the discovery and development of therapeutics based on the Company’s proprietary SNA technology, either on its own or in collaboration with pharmaceutical partners.
Throughout this Quarterly Report on Form 10-Q, the terms “the Company” and “Exicure” refer to Exicure, Inc. and its 100% owned subsidiary, Exicure Operating Company. Exicure Operating Company holds all material assets, and conducts all business activities and operations, of the Company.
References to the “Merger” refer to the September 26, 2017 transaction whereby Max-1 Acquisition Sub, Inc., a wholly-owned subsidiary of Max-1 Acquisition Corporation, or Max-1, merged with and into Exicure Operating Company (f/k/a Exicure, Inc.), a privately-held Delaware corporation, with Exicure Operating Company remaining as the surviving entity and a wholly-owned operating subsidiary of Max-1 (which then changed its name to Exicure, Inc.). References to the “Private Placement” refer to the transactions following the Merger that occurred in several closings on September 26, 2017, October 27, 2017 and November 2, 2017 in which we sold to accredited investors approximately $31,513 worth of shares of common stock (before deducting placement agent fees and expenses which are approximately $3,966), or 10,504,196 shares, at a price of $3.00 per share.
On July 9, 2015, AuraSense Therapeutics, LLC was converted into AuraSense Therapeutics, Inc., a privately-held Delaware corporation, and on the same date changed its name to Exicure, Inc., which actions together are referred to in these notes to unaudited condensed consolidated financial statements as the corporate conversion. In connection with the corporate conversion, the accumulated deficit of AuraSense Therapeutics, LLC of $18,837 was reclassified to additional paid-in capital.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements as of June 30, 2018 and December 31, 2017, and for the three and six months ended June 30, 2018 and 2017, have been presented in conformity with generally accepted accounting principles in the United States (“GAAP”).
Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements include the accounts of Exicure, Inc. and its 100% owned subsidiary, Exicure Operating Company. All intercompany transactions and accounts are eliminated in consolidation.
Going Concern
As of June 30, 2018, the Company has generated an accumulated deficit of $63,752 since inception and expects to incur significant expenses and negative cash flows for the foreseeable future. Based on the Company’s current operating plans, existing working capital at June 30, 2018 is not sufficient to sustain operations beyond March 31, 2019. Management believes that it will be able to obtain additional working capital through equity financings, partnerships and licensing, or other arrangements, to fund operations. However, there can be no assurance that such additional financing will be available and, if available, can be obtained on terms acceptable to the Company. If the Company is unable to obtain such additional financing, the Company will need to reevaluate future operating plans. Accordingly, there is substantial doubt regarding the Company’s ability to continue as a going concern.
The accompanying unaudited condensed consolidated interim financial statements have been prepared as though the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.
Unaudited Interim Financial Information
The accompanying interim condensed consolidated balance sheet as of June 30, 2018, the interim condensed consolidated statements of operations for the three and six months ended June 30, 2018 and 2017, the interim condensed consolidated statement of changes in stockholders’ equity for the six months ended June 30, 2018, and the interim condensed consolidated statements of cash flows for the six months ended June 30, 2018 and 2017, are unaudited. The interim unaudited condensed consolidated financial statements have been prepared on the same basis as the annual audited financial statements; and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the Company’s financial position as of June 30, 2018, the results of its operations for the three and six months ended June 30, 2018 and 2017, and the results of its cash flows for the six months ended June 30, 2018 and 2017. The financial data and other information disclosed in these notes related to the three and six months ended June 30, 2018 and 2017 are unaudited. The results for the three and six months ended June 30, 2018 are not necessarily indicative of results to be expected for the year ending December 31, 2018, or any other interim periods, or any future year or period.
Use of Estimates
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on certain assumptions which it believes are reasonable in the circumstance and while actual results could differ from those estimates, management does not believe that any change in those assumptions in the near term would have a significant effect on the Company’s financial position, results of operations or cash flows. Actual results in future periods could differ from those estimates.
Revision of Prior Period Financial Statements
In connection with preparing our condensed consolidated interim financial information for the three months ended March 31, 2018, we identified errors that affected prior interim and annual periods related to the timing of recognition of research and development expense related to a contract for the clinical trial of one of our therapeutic candidates. We evaluated whether our previously issued consolidated financial statements were materially misstated and concluded that the errors individually and in the aggregate were not material to any of our previously issued financial statements. We revised the financial statements to correct the immaterial errors, and the accompanying comparative financial statements reflect these corrections. The correction of the errors increased prepaid expense and other current assets by $933, decreased accrued expenses by $96, and decreased accumulated deficit by $1,028 at December 31, 2017; decreased research and development expense, operating loss, and net loss by $686 and loss per share by $3.61 for the three months ended June 30, 2017; and decreased research and development expense, operating loss, and net loss by $988 and loss per share by $5.49 for the six months ended June 30, 2017

Description of Business and Basis of Presentation
Description of Business
Exicure, Inc. (“Parent”) is a clinical-stage biotechnology company developing gene regulatory and immuno-oncology therapeutics based on the Company’s proprietary Spherical Nucleic Acid (“SNA”) technology. We believe the design of the Company’s SNAs gives rise to chemical and biological properties that may provide advantages over other nucleic acid therapeutics and enable therapeutic activity outside of the liver. The Company intends to build a leading nucleic acid therapeutics company focused on the discovery and development of therapeutics based on the Company’s proprietary SNA technology, either on its own or in collaboration with pharmaceutical partners.
Throughout these consolidated financial statements, the terms “the Company” and “Exicure” refer to Parent and its 100% owned subsidiary, Exicure Operating Company. Exicure Operating Company holds all material assets, and conducts all business activities and operations, of the Company.
The Merger
On September 26, 2017, pursuant to the merger agreement, Max-1 Acquisition Sub, Inc., a wholly-owned subsidiary of Max-1 Acquisition Corporation (“Max-1”), merged with and into Exicure Operating Company (f/k/a Exicure, Inc.), a privately-held Delaware corporation referred to herein as Exicure OpCo., with Exicure OpCo remaining as the surviving entity and a wholly-owned operating subsidiary of Max-1 (the “Merger”). The Merger was effective as of September 26, 2017 (the “Effective Time”), upon the filing of a Certificate of Merger with the Secretary of State of the State of Delaware.
At the Effective Time, the legal existence of Max-1 Acquisition Sub, Inc. ceased. At the Effective Time, each share of Exicure OpCo common and preferred stock (other than shares of Exicure OpCo’s Series C preferred stock) issued and outstanding immediately prior to the closing of the Merger was converted into 0.49649 shares of Max-1’s common stock, and each share of Exicure OpCo’s Series C preferred stock issued and outstanding immediately prior to the closing of the Merger was converted into 0.7666652 shares of Max-1’s common stock. As a result, an aggregate of 26,666,627 shares of Max-1’s common stock were issued to the holders of Exicure OpCo’s capital stock, which is incremental to the 2,080,000 shares of Max-1 common stock that were outstanding immediately prior to the Merger. In addition, pursuant to the Merger Agreement, options to purchase 7,414,115 shares of Exicure OpCo common stock issued and outstanding immediately prior to the closing of the Merger were assumed by Max-1 and converted into options to purchase 3,680,997 shares of Max-1’s common stock. After the filing of the Certificate of Merger with the Secretary of State of the State of Delaware, Max-1 changed its name to Exicure, Inc.
The Merger is considered a “reverse merger,” whereby Exicure OpCo is considered the accounting acquirer in the Merger. Exicure OpCo was determined to be the accounting acquirer based on the terms of the Merger and other factors including: (i) legacy Exicure OpCo shareholders own approximately 94% of the combined company on a fully diluted basis immediately following the closing of the Merger, (ii) legacy Exicure OpCo directors will hold all six board seats of the combined company, and (iii) legacy Exicure OpCo management will hold all positions in management of the combined company. The transaction is accounted for as an asset acquisition rather than a business combination because as of the acquisition date, Max-1 does not meet the definition of a business as defined by accounting principles generally accepted in the United States of America (“GAAP”). Consequently, the assets, liabilities and operations that are reflected in Exicure’s historical financial statements prior to the Merger will be those of Exicure OpCo, and the consolidated financial statements after completion of the Merger will include the assets, liabilities and results of operations of Exicure OpCo up to the day prior to the closing of the Merger and the assets, liabilities and results of operations of the combined company from and after the closing date of the Merger. The assets and liabilities of Max-1 included in the accompanying consolidated financial statements are recorded at the historical cost basis of Max-1.
In these consolidated financial statements, unless otherwise indicated, all share and per share figures are retrospectively adjusted to reflect the conversion of each share of Exicure OpCo common and preferred stock (other than shares of Exicure OpCo’s Series C preferred stock), preferred stock warrant liability, and common stock options issued and outstanding immediately prior to the closing of the Merger into 0.49649 shares of the Company’s common stock, and each share of Exicure OpCo’s Series C preferred stock issued and outstanding immediately prior to the closing of the Merger into 0.7666652 shares of the Company’s common stock.
Capitalization Prior to the Merger
AuraSense Therapeutics, LLC was formed on June 13, 2011 as a wholly owned subsidiary of AuraSense, LLC, but did not conduct substantive business until December 12, 2011, which is considered the inception date. On December 12, 2011, AuraSense, LLC contributed the assets and liabilities comprising the business of the Company to the Company through a Bill of Sale and Assumption Agreement. Pursuant to this agreement AuraSense, LLC received 11,381,611 Class A Units of the Company.
The assets and liabilities contributed by AuraSense, LLC were transferred at their historical cost and consisted of an unbilled revenue receivable of $143, scientific equipment of $309 and a liability of $317 for accrued legal expenses related to patent protection. The net book value of AuraSense, LLC’s contribution at inception was $135.
Also on December 12, 2011, the Company and AuraSense, LLC entered into a Partial Assignment of License Agreement whereby certain license rights held by AuraSense, LLC pursuant to a License Agreement with Northwestern University were assigned to the Company. Under the terms of the License Agreement and the Partial Assignment of License Agreement, Northwestern University received 1.0% of the Class A units received by AuraSense, LLC in the formation transaction, which amounted to 113,816 units.
On July 9, 2015, AuraSense Therapeutics, LLC was converted into AuraSense Therapeutics, Inc., a Delaware corporation, and on the same date changed its name to Exicure, Inc., which actions together are referred to in these Notes to Consolidated Financial Statements as the corporate conversion. In connection with the corporate conversion, each common unit, Class A unit, Class B-1 unit, Class B-2 unit and Class C unit of AuraSense Therapeutics, LLC issued and outstanding immediately prior to the effectiveness of the corporate conversion was converted into one share of common stock, Series A preferred stock, Series B-1 preferred stock, Series B-2 preferred stock and Series C preferred stock of Exicure OpCo, respectively. No preferred stock was provided in consideration for fractional membership units. Each outstanding option to purchase one common unit of AuraSense Therapeutics, LLC was converted into an option to purchase one share of common stock of Exicure OpCo. In connection with the corporate conversion, the accumulated deficit of AuraSense Therapeutics, LLC of $18,837 was reclassified to Additional paid in capital.
Refer to Note 6, Stockholders’ Equity, for more information on capital stock transactions.
Basis of Presentation
The accompanying consolidated financial statements as of December 31, 2017 and 2016, and for the years then ended, have been presented in conformity with GAAP.
Principles of consolidation
The accompanying consolidated financial statements include the accounts of Parent and its 100% owned subsidiary, Exicure Operating Company. All intercompany transactions and accounts are eliminated in consolidation.
Liquidity risk
As of December 31, 2017, the Company has generated an accumulated deficit of $53,480 since inception and expects to incur significant expenses and negative cash flows for the foreseeable future. Based on the Company’s current operating plans, it believes that existing working capital at December 31, 2017 is sufficient to fund its current operating plans for the next twelve months as of March 9, 2018. Management believes that it will be able to obtain additional working capital through equity financings, partnerships and licensing, or other arrangements, to fund operations. However, there can be no assurance that such additional financing will be available and, if available, can be obtained on terms acceptable to the Company. If the Company is unable to obtain such additional financing, the Company will need to reevaluate future operating plans.
Use of estimates
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on certain assumptions which it believes are reasonable in the circumstance and while actual results could differ from those estimates, management does not believe that any change in those assumptions in the near term would have a significant effect on the Company’s financial position, results of operations or cash flows. Actual results in future periods could differ from those estimates.